Fair Value Measurements - Fair Value Measurements (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Restricted cash	$ 50	$ 50	$ 50
Short-term investments	2,000	5,500
Fair Value, Measurements, Recurring [Member]
Assets:
Restricted cash	50	50	50
Cash equivalents	3,000	2,500	4,000
Short-term investments	2,000	5,500
Thera Warrant	5
Total	5,055	8,050	4,050
Fair Value, Measurements, Recurring [Member] | Other Significant Observable Inputs (Level 2) [Member]
Assets:
Restricted cash	50	50	50
Cash equivalents	3,000	2,500	4,000
Short-term investments	2,000	5,500
Total	5,050	$ 8,050	$ 4,050
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Assets:
Thera Warrant	5
Total	$ 5